Recapitalization (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	May 14, 2025 shares	Sep. 30, 2024 shares	Dec. 31, 2022 shares
Recapitalization [Line Items]
Net proceeds from transaction cost (in Dollars) | $	$ 17,555
Warrants issued		2,461,538
Holdback shares	4,000
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued				123,500
Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrants issued				108,100
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Shares issued	450,000
HBC Holdback Shares [Member]
Recapitalization [Line Items]
Warrants issued	4,000
HBC Shareholders [Member]
Recapitalization [Line Items]
Holdback shares	4,000
Shares issued	450,000
Stock Price [Member]
Recapitalization [Line Items]
Earnout measurement	226.5
Risk Free Rate [Member]
Recapitalization [Line Items]
Earnout measurement	3.98
Volatility [Member]
Recapitalization [Line Items]
Earnout measurement	85
Dividends Yield [Member]
Recapitalization [Line Items]
Earnout measurement	0
Duration [Member]
Recapitalization [Line Items]
Earnout measurement	4